Goodwill and Other Intangible Assets (Summary of the Company's Other Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	$ 11,441	$ 9,416
Less Accumulated Amortization	5,760	5,021
Net Carrying Amount	5,681	4,395
Developed technologies
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	7,273	5,698
Less Accumulated Amortization	3,430	2,931
Net Carrying Amount	3,843	2,767
Customer relationships
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	3,425	3,055
Less Accumulated Amortization	1,844	1,636
Net Carrying Amount	1,581	1,419
Patents
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	157	153
Less Accumulated Amortization	144	136
Net Carrying Amount	13	17
Trademarks
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	420	413
Less Accumulated Amortization	281	256
Net Carrying Amount	139	157
In-process research and development
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	34	34
Less Accumulated Amortization	0	0
Net Carrying Amount	34	34
Other
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	132	63
Less Accumulated Amortization	61	62
Net Carrying Amount	$ 71	$ 1